Schedule of Investments
May 31, 2022 (unaudited)
Archer Balanced Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 63.99%

Air Courier Services - 2.09%
FedEx Corp.	4,400	988,152

Aircraft Engines & Engines Parts - 2.04%
Honeywell International, Inc.	5,000	968,100

Beverages - 1.42%
PepsiCo, Inc.	4,000	671,000

Commercial Banks - 1.77%
Toronto Dominion Bank (Canada)	11,000	838,970

Electric Services - 2.43%
NextEra Energy, Inc.	15,200	1,150,488

Electrical Work - 2.76%
Quanta Services, Inc.	11,000	1,309,000

Electromedical & Electrotherapeutic Appa - 1.37%
Medtronic PLC. (Ireland)	6,500	650,975

Electronic Computers - 2.11%
Apple, Inc.	6,700	997,228

Food & Kindred Products - 1.26%
Nestle S.A. ADR	4,900	597,604

Guided Missiles & Space Vehicles & Parts - 2.60%
Lockheed Martin Corp.	2,800	1,232,308

National Commercial Banks - 3.95%
Citigroup, Inc.	15,000	801,150
JPMorgan Chase & Co.	8,100	1,071,063

		1,872,213

Petroleum Refining - 2.69%
Chevron Corp.	7,300	1,275,018

Pharmaceutical Preparations - 9.27%
Bristol Myers Squibb Co.	8,550	645,098
Eli Lilly & Co.	1,800	564,192
Johnson & Johnson	5,000	897,650
Merck & Co., Inc.	11,950	1,099,759
Pfizer, Inc.	22,300	1,182,792

		4,389,490

Railroads, Line-Haul Operating - 2.14%
Union Pacific Corp.	4,600	1,010,988

Retail-Drug Stores & Proprietary Stores - 2.78%
CVS Health Corp.	13,594	1,315,220

Retail-Lumber & Other Building Materials Dealers - 1.85%
Home Depot, Inc.	2,900	877,975

Retail-Variety Stores - 2.17%
WalMart, Inc.	8,000	1,029,040

Rubber & Plastics Footwear - 1.51%
Nike, Inc. Class B	6,000	713,100

Semiconductors & Related Devices - 4.28%
Broadcom, Inc.	1,600	928,208
Intel Corp.	13,200	586,344
Texas Instruments, Inc.	2,900	512,604

		2,027,156

Services-Business Services - 4.27%
Accenture PLC. Class A (Ireland)	3,000	895,380
MasterCard, Inc. Class A	3,150	1,127,291

		2,022,671

Services-Computer Programming, Data Processing, Etc. - 4.32%
Alphabet, Inc. Class A (2)	535	1,217,253
Meta Platforms, Inc. Class A (2)	4,275	827,811

		2,045,064

Services-Medical Laboratories - 1.12%
Laboratory Corp. of America Holdings	2,150	530,448

Services-Miscellaneous Amusement & Recreation - 0.93%
Walt Disney Co. (2)	4,000	441,760

Services-Prepackaged Software - 2.84%
Microsoft Corp.	3,700	1,005,919
VMWare, Inc. Class A (2)	2,643	338,568

		1,344,487

Total Common Stock	(Cost $ 17,041,947)	30,298,455

Exchange-Traded Funds - 2.60% (3)

Invesco Variable Rate Preferred ETF	12,000	279,120
iShares US Preferred Stock ETF	12,900	448,275
JPMorgan Ultra-Short Income ETF	10,000	501,600

Total Exchange-Traded Funds	(Cost $ 1,305,997)	1,228,995

Real Estate Investment Trusts - 4.46%

Duke Realty Corp.	19,900	1,051,317
Extra Space Storage, Inc.	5,100	908,820
Ready Capital Corp., 5.750%, due 02/15/2026	6,000	150,900

Total Real Estate Investment Trusts	(Cost $ 1,047,545)	2,111,037

Corporate Bonds - 17.91% (5)

Accident & Health Insurance - 0.27%
Unum Group, 4.000%, due 03/15/2024	125,000	126,194

Agricultural Chemicals - 0.42%
Mosaic Co., 3.250%, due 11/15/2022	200,000	200,577

Air Transportation, Scheduled - 0.72%
American Airlines 2013-2 Class A Pass Through Trust, 4.950%, due 01/15/2023	81,621	81,383
Southwest Airlines Co., 5.250%, due 05/04/2025	250,000	260,188

		341,571

Aircraft - 0.50%
Boeing Co., 2.600%, due 10/30/2025	250,000	236,995

Asset Management - 0.54%
Janus Henderson US Holdings, Inc., 4.875%, 08/01/2025	250,000	257,827

Beverages - 0.32%
Keurig Dr. Pepper, Inc., 3.130%, due 12/15/2023	150,000	150,401

Commercial Banks - 0.19%
Royal Bank of Canada, 1.200%, due 04/27/2026	100,000	90,985

Crude Petroleum & Natural Gas - 0.14%
Murphy Oil Corp., 6.875%, due 08/15/2024	67,000	67,503

Electric Services - 0.21%
Southern California Edison Co. Series E, 3.700%, due 08/01/2025	100,000	99,690

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.44%
General Electric Co. Series A, 4.000%, to 06/15/2022	300,000	210,450

Gen Building Contractors - Residential Buildings - 0.75%
Lennar Corp., 4.750%, due 11/29/2027	150,000	150,883
Lennar Corp., 4.875%, due 12/15/2023	200,000	203,614

		354,497

Health Care Providers & Services - 0.21%
CommonSpirit Health, 2.950%, due 11/01/2022	100,000	100,370

Hotels and Motels - 0.53%
Marriott International, Inc., 4.15%, 12/01/2023	250,000	253,291

Investment Advice - 0.42%
Affiliated Managers Group, Inc., 3.50%, 08/01/2025	200,000	200,225

Miscellaneous Business Credit Institution - 0.10%
Ford Motor Credit Co. LLC., 3.810%, due 01/09/2024	50,000	49,679

Motor Vehicles & Passanger Car Bodies - 0.27%
General Motors Financial Co., Inc., 3.10%, 1/12/2032	150,000	127,147

National Commercial Banks - 3.22%
Banc of California, Inc., 5.250%, due 04/15/2025	300,000	302,155
Bank of America Corp. Series L, 3.950%, due 04/21/2025	100,000	100,685
Citigroup, Inc. Series B, 5.900%, to 02/15/2023	200,000	199,029
JPMorgan Chase & Co. Series B, 0.816570%, due 02/01/2027 (3-month US Libor + .50%)	150,000	141,061
JPMorgan Chase & Co., 4.286860%, to 7/01/22 (3-month US Libor = 3.32%)	150,000	144,793
Mellon Capital IV Series 1, 4.00%, to 04/09/22 (3-month US Libor + 0.565%)	200,000	152,000
Old National Bancorp, 4.125%, due 08/15/2024	100,000	100,916
Truist Financial Corp. Series M, 5.125%, to 12/15/2027	150,000	133,514
US Bancorp, 3.700%, 01/15/2027	300,000	248,824

		1,522,978

Personal Credit Institutions - 1.00%
Discover Financial Services Series D, 6.125%, to 06/23/2025	250,000	251,251
OneMain Finance Corp., 3.500%, due 01/15/2027	250,000	222,438

		473,689

Pharmaceutical Preparations - 0.84%
AbbVie, Inc., 2.900%, due 11/06/2022	250,000	250,500
AbbVie, Inc., 3.200%, due 05/14/2026	100,000	98,415
Mylan, Inc., 4.200%, due 11/29/2023	50,000	50,335

		399,250

Property & Casualty Insurance - 0.44%
Finial Holdings Inc, 7.125%, due 10/15/2023	200,000	210,352

Rubber & Plastics Footwear - 0.42%
Nike, Inc., 2.250%, due 05/01/2023	200,000	200,049

Security Brokers, Dealers & Flotation Companies - 2.02%
Capital Southwest Corp., 3.375%, due 10/01/2026	400,000	370,124
Goldman Sachs Group, Inc., Series MTN, 1.00%, 11/15/2023	400,000	384,189
The Charles Schwab Corp. Series G, 5.375%, to 06/01/2025	200,000	202,012

		956,325

Services-Advertising Agencies - 0.42%
Omnicom Group, Inc., 3.600%, due 04/15/2026	200,000	198,858

Services-Equipment Rental & Leasing, Nec - 0.90%
Air Lease Corp., 3.625%, 12/01/2027	200,000	187,731
United Rentals, Inc., 3.875%, 11/15/2027	250,000	239,940

		427,671

Services-Prepackaged Software - 0.66%
NortonLifelock, Inc., 3.950%, due 06/15/2022	75,000	75,000
Oracle Corp., 1.650%, due 03/25/2026	100,000	91,057
VMWare, Inc., 3.900%, due 08/21/2027	150,000	147,847

		313,904

State Commercial Banks - 1.93%
Ally Financial, Inc. Series B, 4.700%, to 05/15/2026	250,000	210,953
Citizens Financial Group, Inc., 4.350%, due 08/01/2025	100,000	100,069
Eagle Bancorp, Inc., 5.750%, due 09/01/2024	250,000	257,841
Fifth Third Bancorp Series L, 4.500%, to 09/30/2025	200,000	191,015
SVB Financial Group, 4.100%, to 02/15/2031	200,000	151,940

		911,817

Total Corporate Bonds	(Cost $ 9,213,528)	8,482,292

Municipal Bonds - 6.30% (5)

California - 0.10%
California St. University Revenue Bond Series B, 2.785%, due 11/01/2022	5,000	5,020
Porterville Unified School District, 7.250%, due 07/01/2027	20,000	20,062
San Bernardino County Redevelopment Agency, 3.625%, due 09/01/2024	20,000	20,118

		45,200

Georgia - 0.22%
Georgia Loc. Govt., 4.750%, due 06/01/2028	99,000	105,834

Indiana - 0.72%
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, due 07/15/2027	135,000	135,359
Fishers, IN Econ Development Revenue Taxable-P3 Project, 2.650%, due 08/01/2028	190,000	179,613
Richland Bean Blossom, IN Sch. Bldg. Corp., 5.750%, due 01/15/2024	25,000	25,057

		340,029

Kentucky - 0.12%
Louisville/Jefferson County Metro Government, 3.000%, due 05/01/2023	55,000	54,705

Maryland - 0.65%
Baltimore Board of School Commissioners City Schools Revenue, 5.692%, due 12/15/2025	200,000	216,090
Maryland St. Econ Dev Corp Pkg Facs Revenue Taxable Senior Baltimore City Proj Series B, 3.950%, due 06/01/2023	90,000	89,412

		305,502
Michigan - 0.58%
City of Coldwater, MI Water Supply & Wastewater System Revenue, 5.000%, due 08/01/2026	25,000	27,615
Michigan State Taxable School Loan Series A, 3.200%, due 05/15/2027	250,000	248,663

		276,277

New York - 1.86%
City of New York, NY Txbl-Subser A-2, 1.980%, due 08/01/2023	200,000	198,378
New York City NY Transitional Financice Authority Revenue, 2.760%, 02/01/2026	250,000	243,085
New York St Dorm Auth Revenues, 1.085%, 07/01/2022	250,000	238,478
Schenectady, NY Metroplex Development Authority Revenue Taxable Ref, 2.250%, due 08/01/2023	200,000	199,492

		879,433

Ohio - 0.59%
New Albany, Floyd County Industry School First Mortgage, 5.000%, due 01/15/2027	250,000	279,095

Pennsylvania - 0.87%
East Norriton Plymouth Whitpain Joint Sewer Authority, 1.832%, due 08/01/2028	250,000	229,843
Pennsylvania ST Txbl-Ref-First Refunding Series, 1.200%, 08/01/2026	200,000	182,150

		411,993

Washington - 0.15%
Douglas County, WA School District No. 206 Eastmont Qualified School Construction, 4.700%, due 12/01/2025	70,000	72,552

Wisconsin - 0.44%
Greendale, WI Taxable Community Development, Series A, 4.750%, due 12/01/2026	110,000	110,123
Wisconsin Health Edl Facs Auth Senior Living Revenue Taxable-Covenant Cmntys, Inc. Proj Ser A-2, 4.100%, due 01/01/2024	100,000	100,263

		210,386

Total Municipal Bonds	(Cost $ 3,138,311)	2,981,004

Preferred Securities - 1.81%

Asset Management - 0.21%
B Riley Financial, Inc., 6.50%, due 09/30/2026	4,000	99,800

Motor Vehicles & Passenger Car Bodies - 0.32%
Ford Motor Co., 6.000%, due 12/01/2059	6,000	150,720

National Commercial Banks - 1.12%
BAC Capital Trust XIII Series F, 4.000% (3-month Libor +0.40%) (2)	150,000	112,500
Huntington Bancshares, Inc. Series E, 5.70%, to 4/15/2023 (2)	150,000	139,408
Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/2027 (2)	150,000	137,918
PNC Capital Trust C, 1.093000%, due 06/01/2028 (3-month Libor + 0.57%) (2)	150,000	142,054

		531,881

Telephone Communications (No Radio Telephone) - 0.15%
QWest Corp., 6.500%, due 09/01/2056	3,000	72,720

Total Preferred Securities	(Cost $ 920,875)	855,121

Structured Note - 0.37% (5)

Security Brokers, Dealers & Flotation Companies - 0.37%
Goldman Sachs Group, Inc., 0.000%, Capped at 10% (4) (maturity date: 11/13/2028)	125,000	97,563
Morgan Stanley Series MTN, 1.685%, due 08/30/2028 Capped at 12% (4)	95,000	77,712

Total Structured Note	(Cost $ 196,846)	175,274

Money Market Registered Investment Companies - 2.53%

Federated Treasury Obligation Fund - Institutional Shares 0.01% (4)	1,197,375	1,197,375

Total Money Market Registered Investment Companies	(Cost $ 1,197,375)	1,197,375

Total Investments - 99.95%	(Cost $ 33,943,452)	47,329,553

Other Assets less Liabilities - 0.05%		22,676

Total Net Assets - 100.00%		47,352,229

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$34,835,861	$-
Level 2 - Other Significant Observable Inputs	12,493,691	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$47,329,553	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange Traded Funds.
(4) Variable rate security; the coupon rate shown represents the yield at May 31, 2022.

(5) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

(a) Security converts to floating rate after the indicated fixed-rate coupon period.
(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
ADR - American Depository Receipt
LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs.
FRN - Floating Rate Note is a debt instrument whose coupon rate is variable and it tied to a benchmark rate such as LIBOR or the US Treasury Bill rate.
3-month is the period where it is a fixed period of 3 months a lender will lend at that cost.